Item 1. Schedule of Investments

T. ROWE PRICE VALUE FUND
Unaudited	September 30, 2005
PORTFOLIO OF INVESTMENTS (1)	Shares/$ Par	Value
(Cost and value in $ 000s)

COMMON STOCKS 96.1%

CONSUMER DISCRETIONARY 18.7%
Auto Components 0.4%
TRW *	390,000	11,443
		11,443
Automobiles 1.2%
GM	840,000	25,712
Harley-Davidson	295,000	14,290
		40,002
Hotels, Restaurants & Leisure 2.0%
Fairmont Hotels	825,000	27,571
International Game Technology	1,295,000	34,965
		62,536
Household Durables 2.1%
Fortune Brands	135,000	10,979
Newell Rubbermaid	1,355,000	30,691
Sony ADR	800,000	26,552
		68,222
Leisure Equipment & Products 0.6%
Eastman Kodak	300,000	7,299
Hasbro	620,000	12,183
		19,482
Media 8.9%
Cablevision Systems, Class A *	1,025,000	31,437
Comcast, Class A *	1,215,000	34,967
Comcast, Special Class A *	202,000	5,935
Discovery Holdings, Series A *	438,800	6,336
Disney	810,000	19,545
Dow Jones	600,000	22,914
Liberty Media, Class A *	5,070,000	40,814
New York Times, Class A	950,000	28,263
Pearson (GBP)	525,000	6,122
Reuters (GBP)	1,208,000	7,999
Time Warner	2,650,000	47,992
Viacom, Class B	1,045,000	34,495
		286,819
Multiline Retail 1.4%
Family Dollar Stores	1,175,000	23,348
Federated Department Stores	82,387	5,509
Kohl's *	340,000	17,061
		45,918
Specialty Retail 2.1%
RadioShack	1,355,000	33,604
TJX	1,590,000	32,563
		66,167
Total Consumer Discretionary		600,589

CONSUMER STAPLES 7.1%
Beverages 2.7%
Coca-Cola	970,000	41,894
Coca-Cola Enterprises	810,000	15,795
Heineken (EUR)	865,000	27,859
		85,548
Food & Staples Retailing 1.2%
Safeway	376,000	9,626
Wal-Mart	665,000	29,140
		38,766
Food Products 2.0%
Campbell Soup	645,000	19,188
General Mills	590,000	28,438
Sara Lee	845,000	16,013
		63,639
Household Products 0.2%
Clorox	125,000	6,943
		6,943
Personal Products 0.4%
Avon	480,000	12,960
		12,960
Tobacco 0.6%
Altria Group	275,000	20,270
		20,270
Total Consumer Staples		228,126

ENERGY 9.1%
Energy Equipment & Services 2.1%
Baker Hughes	500,000	29,840
Schlumberger	475,000	40,081
		69,921
Oil, Gas & Consumable Fuels 7.0%
Amerada Hess	95,000	13,063
ConocoPhillips	440,000	30,760
ExxonMobil	560,000	35,582
Royal Dutch Shell ADR	590,000	38,728
Statoil ASA (NOK)	1,705,000	42,381
Total ADR	470,000	63,835
		224,349
Total Energy		294,270

FINANCIALS 22.0%
Capital Markets 5.9%
Charles Schwab	1,475,000	21,284
Franklin Resources	140,000	11,754
John Nuveen	420,700	16,571
Lazard	1,118,100	28,288
Mellon Financial	685,000	21,900
Merrill Lynch	305,000	18,712
Morgan Stanley	585,000	31,555
State Street	845,000	41,337
		191,401
Commercial Banks 4.8%
Bank of America	825,000	34,732
Fifth Third Bancorp	955,000	35,077
First Horizon National	700,000	25,445
Royal Bank of Scotland (GBP)	1,100,000	31,317
U.S. Bancorp	960,000	26,957
		153,528
Consumer Finance 0.8%
American Express	468,000	26,882
		26,882
Diversified Financial Services 3.1%
Citigroup	785,000	35,733
J.P. Morgan Chase	1,234,272	41,879
Principal Financial Group	445,000	21,080
		98,692
Insurance 6.6%
Berkshire Hathaway, Class A *	280	22,960
Genworth Financial, Class A	1,130,000	36,431
Hartford Financial Services	485,000	37,427
Marsh & McLennan	1,725,000	52,423
Prudential	75,000	5,067
St. Paul Companies	865,000	38,813
Willis Group Holdings	475,000	17,836
		210,957
Thrifts & Mortgage Finance 0.8%
Fannie Mae	455,000	20,393
Radian	95,000	5,045
		25,438
Total Financials		706,898

HEALTH CARE 8.8%
Biotechnology 1.3%
Chiron *	210,000	9,160
MedImmune *	1,000,000	33,650
		42,810
Health Care Equipment & Supplies 1.8%
Boston Scientific *	1,265,000	29,563
Medtronic	530,000	28,419
		57,982
Health Care Providers & Services 1.6%
Cardinal Health	455,000	28,865
CIGNA	185,000	21,804
		50,669
Pharmaceuticals 4.1%
Bristol Myers Squibb	485,000	11,669
Johnson & Johnson	500,000	31,640
Merck	1,160,000	31,564
Schering-Plough	1,190,500	25,060
Wyeth	680,000	31,464
		131,397
Total Health Care		282,858

INDUSTRIALS & BUSINESS SERVICES 10.9%
Aerospace & Defense 3.5%
Honeywell International	1,120,000	42,000
Lockheed Martin	460,000	28,078
Raytheon	735,000	27,945
Rockwell Collins	285,000	13,771
		111,794
Commercial Services & Supplies 1.2%
Waste Management	1,320,000	37,765
		37,765
Electrical Equipment 0.5%
Cooper Industries, Class A	220,000	15,211
		15,211
Industrial Conglomerates 3.4%
GE	2,365,000	79,629
Tyco International	1,015,000	28,268
		107,897
Machinery 0.5%
Eaton	195,000	12,392
Pall	195,000	5,363
		17,755
Road & Rail 1.8%
CSX	245,000	11,388
Union Pacific	660,000	47,322
		58,710
Total Industrials & Business Services		349,132

INFORMATION TECHNOLOGY 8.2%
Communications Equipment 1.6%
Motorola	580,000	12,812
Nokia ADR	2,230,000	37,709
		50,521
Computers & Peripherals 2.1%
Hewlett-Packard	888,300	25,939
IBM	510,000	40,912
		66,851
IT Services 0.9%
First Data	775,000	31,000
		31,000
Semiconductor & Semiconductor Equipment 1.4%
Analog Devices	580,000	21,541
Intel	585,000	14,420
Texas Instruments	250,000	8,475
		44,436
Software 2.2%
Microsoft	1,770,000	45,542
Oracle *	665,000	8,239
Synopsys *	915,000	17,294
		71,075
Total Information Technology		263,883

MATERIALS 5.9%
Chemicals 1.7%
Chemtura	1,015,440	12,612
DuPont	960,000	37,603
Hercules *	515,000	6,293
		56,508
Metals & Mining 1.4%
Alcoa	1,040,000	25,397
Nucor	310,000	18,287
		43,684
Paper & Forest Products 2.8%
Bowater	1,090,000	30,814
International Paper	1,405,000	41,869
MeadWestvaco	580,000	16,020
		88,703
Total Materials		188,895

TELECOMMUNICATION SERVICES 2.7%
Diversified Telecommunication Services 1.0%
Qwest Communications International *	5,070,000	20,787
Telus (CAD)	203,600	8,507
Telus (Non-voting shares)	52,800	2,151
		31,445
Wireless Telecommunication Services 1.7%
Alltel	260,000	16,929
Sprint Nextel	1,655,000	39,356
		56,285
Total Telecommunication Services		87,730

UTILITIES 2.7%
Electric Utilities 1.0%
FirstEnergy	460,000	23,976
Pinnacle West Capital	165,000	7,273
		31,249
Independent Power Producers & Energy Traders 0.6%
Duke Energy	690,000	20,127
		20,127
Multi-Utilities 1.1%
NiSource	1,425,000	34,556
		34,556
Total Utilities		85,932
Total Common Stocks (Cost $2,764,158)		3,088,313

CONVERTIBLE PREFERRED STOCKS 0.7%
General Motors, Series A	400,000	9,532
John Nuveen, Class A	320,000	11,959
Total Convertible Preferred Stocks (Cost $20,494)		21,491

CONVERTIBLE BONDS 1.1%
Delta Air Lines, 144A, 2.875%, 2/18/24	3,970,000	625
Fortis Insurance, 144A, 7.75%, 1/26/08	8,900,000	9,962
US Bancorp, 144A, VR, 2.117%, 8/21/35	24,180,000	23,795
Total Convertible Bonds (Cost $36,589)		34,382

SHORT-TERM INVESTMENTS 3.7%
Money Market Fund 3.6%
T. Rowe Price Reserve Investment Fund, 3.79% #†	116,383,511	116,384
		116,384
U.S. Treasury Obligations 0.1%
U.S. Treasury Bills
3.02%, 10/20/05	500,000	499
3.20%, 10/13/05	3,000,000	2,997
		3,496
Total Short-Term Investments (Cost $119,880)		119,880

Total Investments in Securities
101.6% of Net Assets (Cost $2,941,121)		$3,264,066

(1)	Denominated in U.S. dollars unless otherwise noted
#	Seven-day yield
*	Non-income producing
†	Affiliated company – See Note 4.
144A	Security was purchased pursuant to Rule 144A under the
Securities Act of 1933 and may be resold in transactions
exempt from registration only to qualified institutional buyers -
- total value of such securities at period-end amounts to
$34,382 and represents 1.1% of net assets
ADR	American Depository Receipts
CAD	Canadian dollar
EUR	Euro
GBP	British pound
NOK	Norwegian krone
VR	Variable Rate; rate shown is effective rate at period-end

The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE VALUE FUND
Unaudited	September 30, 2005
NOTES TO PORTFOLIO OF INVESTMENTS

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

T. Rowe Price Value Fund, Inc. (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as a diversified, open-end management investment company. The fund seeks to provide long-term capital appreciation by investing in common stocks believed to be undervalued. Income is a secondary objective.

The accompanying portfolio of investments was prepared in accordance with accounting principles generally accepted in the United States of America, which require the use of estimates made by fund management. Fund management believes that estimates and security valuations are appropriate; however actual results may differ from those estimates, and the security valuations reflected in the portfolio of investments may differ from the value the fund receives upon sale of the securities.

Valuation

The fund values its investments and computes its net asset value per share at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day that the NYSE is open for business. Equity securities listed or regularly traded on a securities exchange or in the over-the-counter market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made, except for OTC Bulletin Board securities, which are valued at the mean of the latest bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the latest bid and asked prices for domestic securities and the last quoted sale price for international securities.

Debt securities are generally traded in the over-the-counter market. Securities with original maturities of one year or more are valued at prices furnished by dealers who make markets in such securities or by an independent pricing service, which considers yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities. Securities with original maturities of less than one year are valued at amortized cost in local currency, which approximates fair value when combined with accrued interest.

Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation.

Other investments and those for which the above valuation procedures are inappropriate or are deemed not to reflect fair value are stated at fair value as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors.

Most foreign markets close before the close of trading on the NYSE. If the fund determines that developments between the close of a foreign market and the close of the NYSE will, in its judgment, materially affect the value of some or all of its portfolio securities, which in turn will affect the fund's share price, the fund will adjust the previous closing prices to reflect the fair value of the securities as of the close of the NYSE, as determined in good faith by the T. Rowe Price Valuation Committee, established by the fund's Board of Directors. A fund may also fair value securities in other situations, such as when a particular foreign market is closed but the fund is open. In deciding whether to make fair value adjustments, the fund reviews a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U. S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with closing market prices and information used for adjusting those prices. The fund cannot predict when and how often it will use closing prices and when it will adjust those prices to reflect fair value. As a means of evaluating its fair value process, the fund routinely compares closing market prices, the next day's opening prices in the same markets, and adjusted prices.

Investment Transactions

Investment transactions are accounted for on the trade date.

NOTE 2 - INVESTMENT TRANSACTIONS

Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks or enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund's prospectus and Statement of Additional Information.

Restricted Securities

The fund may invest in securities that are subject to legal or contractual restrictions on resale. Although certain of these securities may be readily sold, for example, under Rule 144A, others may be illiquid, and their sale may involve substantial delays and additional costs, and prompt sale at an acceptable price may be difficult.

NOTE 3 - FEDERAL INCOME TAXES

At September 30, 2005, the cost of investments for federal income tax purposes was $2,941,121,000. Net unrealized gain aggregated $322,941,000 at period-end, of which $494,410,000 related to appreciated investments and $171,469,000 related to depreciated investments.

NOTE 4 - RELATED PARTY TRANSACTIONS

The fund may invest in the T. Rowe Price Reserve Investment Fund and the T. Rowe Price Government Reserve Investment Fund (collectively, the T. Rowe Price Reserve Funds), open-end management investment companies managed by Price Associates and affiliates of the fund. The T. Rowe Price Reserve Funds are offered as cash management options to mutual funds, trusts, and other accounts managed by Price Associates and/or its affiliates, and are not available for direct purchase by members of the public. The T. Rowe Price Reserve Funds pay no investment management fees. During the nine months ended September 30, 2005, dividend income from the T. Rowe Price Reserve Funds totaled $3,118,000, and the value of shares of the T. Rowe Price Reserve Funds held at September 30, 2005 and December 31, 2004 was $116,384,000 and $149,170,000, respectively.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no change in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Value Fund, Inc.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ James S. Riepe
James S. Riepe
Principal Executive Officer

Date	November 18, 2005

By	/s/ Joseph A. Carrier
Joseph A. Carrier
Principal Financial Officer

Date	November 18, 2005